Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash		$ 4,519	$ 193,486
Prepaid expenses and other current assets		6,750	318,218
Cash and marketable securities held in Trust Account		1,565,078
Total Current Assets		1,576,347	511,704
Cash and marketable securities held in Trust Account		9,308,328	194,224,782
Total Assets		10,884,675	194,736,486
Current Liabilities:
Accrued expenses		449,114	448,480
Excise tax payable		1,864,106
Common stock to be redeemed	[1]	1,565,078
Income tax payable		49,061	462,271
Convertible promissory note		944,118
Total Current Liabilities		4,921,477	935,751
Deferred tax liability		13,661	36,940
Warrant liabilities		156,639	857,787
Total Liabilities		5,091,777	1,830,478
Commitments and Contingencies
Common stock subject to possible redemption, 833,469 and 18,975,000 shares at redemption value of approximately $11.10 and $10.20 at December 31, 2023 and 2022, respectively		9,252,208	193,525,484
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding at December 31, 2023 and 2022 (excluding 833,469 and 18,975,000 shares subject to possible redemption at December 31, 2023 and 2022, respectively)		519	519
Accumulated deficit		(3,459,829)	(619,995)
Total Stockholders' Deficit		(3,459,310)	(619,476)
Total Liabilities, Redeemable Common Stock and Stockholders' Deficit		10,884,675	194,736,486
Related Party
Current Liabilities:
Due to related party		$ 50,000	$ 25,000

[1]	In connection with the a special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet.